Unit-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 13, 2022
Seapeak LLC | Capital Unit, Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Per share proceeds from Sale of Interest in Partnership Unit				$ 17.00
Restricted Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted unit-based compensation granted to Partnership's employee (in units)		67,102	243,940
Stock Issued During Period, Value, Restricted Stock Award, Gross		$ 1.1	$ 3.1
Restricted units, vesting period (in years)		3 years
Restricted units expense	$ 2.7	$ 2.0	$ 2.1
Non-management Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units granted		26,985	29,595
Aggregate value of units issued		$ 0.4